Components of Sales and Operating Revenue (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2013
Segment Reporting, Revenue Reconciling Item [Line Items]
Sales and operating revenue, Total	¥ 8,215,880	¥ 7,767,266	¥ 6,795,504
Mobile Communications
Segment Reporting, Revenue Reconciling Item [Line Items]
Sales and operating revenue, Total	1,323,205	1,191,787	733,622
Game & Network Services
Segment Reporting, Revenue Reconciling Item [Line Items]
Sales and operating revenue, Total	1,292,146	946,479	646,421
Imaging Products & Solutions
Segment Reporting, Revenue Reconciling Item [Line Items]
Sales and operating revenue, Total	716,258	737,474	752,603
Home Entertainment & Sound
Segment Reporting, Revenue Reconciling Item [Line Items]
Sales and operating revenue, Total	1,204,922	1,166,007	993,822
Devices
Segment Reporting, Revenue Reconciling Item [Line Items]
Sales and operating revenue, Total	756,724	583,089	558,027
Pictures
Segment Reporting, Revenue Reconciling Item [Line Items]
Sales and operating revenue, Total	876,314	828,668	732,127
Music
Segment Reporting, Revenue Reconciling Item [Line Items]
Sales and operating revenue, Total	533,986	492,058	431,719
Financial Services
Segment Reporting, Revenue Reconciling Item [Line Items]
Sales and operating revenue, Total	1,077,604	988,944	999,276
Operating Segments | Mobile Communications
Segment Reporting, Revenue Reconciling Item [Line Items]
Sales and operating revenue, Total	1,323,280	1,191,809	770,725
Operating Segments | Mobile Communications | Intersegment
Segment Reporting, Revenue Reconciling Item [Line Items]
Sales and operating revenue, Total	75	22	37,103
Operating Segments | Mobile Communications | Customers | Reportable Subsegments [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Sales and operating revenue, Total	1,323,205	1,191,787	733,622
Operating Segments | Game & Network Services
Segment Reporting, Revenue Reconciling Item [Line Items]
Sales and operating revenue, Total	1,388,029	1,043,858	749,867
Operating Segments | Game & Network Services | Intersegment
Segment Reporting, Revenue Reconciling Item [Line Items]
Sales and operating revenue, Total	95,883	97,379	103,446
Operating Segments | Game & Network Services | Customers | Reportable Subsegments [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Sales and operating revenue, Total	1,292,146	946,479	646,421
Operating Segments | Imaging Products & Solutions
Segment Reporting, Revenue Reconciling Item [Line Items]
Sales and operating revenue, Total	719,970	741,203	756,201
Operating Segments | Imaging Products & Solutions | Intersegment
Segment Reporting, Revenue Reconciling Item [Line Items]
Sales and operating revenue, Total	3,712	3,729	3,598
Operating Segments | Imaging Products & Solutions | Customers | Reportable Subsegments [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Sales and operating revenue, Total	716,258	737,474	752,603
Operating Segments | Home Entertainment & Sound
Segment Reporting, Revenue Reconciling Item [Line Items]
Sales and operating revenue, Total	1,207,293	1,168,579	994,827
Operating Segments | Home Entertainment & Sound | Intersegment
Segment Reporting, Revenue Reconciling Item [Line Items]
Sales and operating revenue, Total	2,371	2,572	1,005
Operating Segments | Home Entertainment & Sound | Customers | Reportable Subsegments [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Sales and operating revenue, Total	1,204,922	1,166,007	993,822
Operating Segments | Devices
Segment Reporting, Revenue Reconciling Item [Line Items]
Sales and operating revenue, Total	957,844	772,979	806,152
Operating Segments | Devices | Intersegment
Segment Reporting, Revenue Reconciling Item [Line Items]
Sales and operating revenue, Total	201,120	189,890	248,125
Operating Segments | Devices | Customers | Reportable Subsegments [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Sales and operating revenue, Total	756,724	583,089	558,027
Operating Segments | Pictures
Segment Reporting, Revenue Reconciling Item [Line Items]
Sales and operating revenue, Total	878,681	829,584	732,739
Operating Segments | Pictures | Intersegment
Segment Reporting, Revenue Reconciling Item [Line Items]
Sales and operating revenue, Total	2,367	916	612
Operating Segments | Pictures | Customers | Reportable Subsegments [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Sales and operating revenue, Total	876,314	828,668	732,127
Operating Segments | Music
Segment Reporting, Revenue Reconciling Item [Line Items]
Sales and operating revenue, Total	544,611	503,288	441,708
Operating Segments | Music | Intersegment
Segment Reporting, Revenue Reconciling Item [Line Items]
Sales and operating revenue, Total	10,625	11,230	9,989
Operating Segments | Music | Customers | Reportable Subsegments [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Sales and operating revenue, Total	533,986	492,058	431,719
Operating Segments | Financial Services
Segment Reporting, Revenue Reconciling Item [Line Items]
Sales and operating revenue, Total	1,083,629	993,846	1,002,389
Operating Segments | Financial Services | Intersegment
Segment Reporting, Revenue Reconciling Item [Line Items]
Sales and operating revenue, Total	6,025	4,902	3,113
Operating Segments | Financial Services | Customers | Reportable Subsegments [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Sales and operating revenue, Total	1,077,604	988,944	999,276
Operating Segments | All Other
Segment Reporting, Revenue Reconciling Item [Line Items]
Sales and operating revenue, Total	491,109	858,044	973,017
Operating Segments | All Other | Intersegment
Segment Reporting, Revenue Reconciling Item [Line Items]
Sales and operating revenue, Total	96,043	77,295	73,268
Operating Segments | All Other | Customers | Reportable Subsegments [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Sales and operating revenue, Total	395,066	780,749	899,749
Corporate and elimination
Segment Reporting, Revenue Reconciling Item [Line Items]
Sales and operating revenue, Total	¥ (378,566)	¥ (335,924)	¥ (432,121)